UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9849

Seligman New Technologies Fund II, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman New Technologies Fund II, Inc.
Schedule of Investments (Unaudited)
March 31, 2005

	Shares, Warrants, Partnership Interest, or Principal Amount		Value
Common Stocks and Warrants 69.5%
Application Software 6.1%
Microsoft	107,800	shs.	$ 2,604,987
Witness Systems#	179,949		2,576,788
			5,181,775

Communications Equipment 7.6%
Avocent*	29,400		753,963
Brocade Communications Systems*	27,400		162,071
CIENA#	38,023		32,605
Cisco Systems*	83,200		1,490,528
Corning*	75,000		834,750
Motorola	39,900		597,303
NETGEAR*Ø	18,600		280,209
Nokia (ADR)	28,300		436,669
Plantronics	14,300		544,544
QUALCOMM	27,300		1,000,135
Research In Motion*	3,700		282,403
WaveSplitter Technologies#	42,526		-
			6,415,180
Computers and Peripherals 1.9%
Apple Computer*	7,200		300,600
Avid Technology*	6,800		368,118
EMC*	77,600		956,032
			1,624,750
Consumer Electronics 0.8%
Matsushita Electric Industrial	45,000		663,092

Consumer Software 4.4%
THQ*Ø	32,400		908,496
Take-Two Interactive Software*	71,300		2,786,761
			3,695,257
Diversified Telecommunication Services 0.6%
Sprint (FON Group)	21,300		484,575

Electronic Equipment and Instruments 1.3%
Amphenol (Class A)	19,500		722,280
Orbotech*Ø	17,300		378,610
Photon Dynamics*	1,400		26,565
			1,127,455
Health Care 1.1%
Cytyc*	41,600		959,296

Health Care Equipment and Supplies 6.0%
Biomet	7,600		276,146
Boston Scientific*	23,900		700,031
Fisher Scientific International*	10,600		603,352
GMP Companies#	73,349		970,407
Invitrogen*	5,100		352,895
Kinetic Concepts*	6,700		399,655
Laboratory Corporation of America Holdings*	20,500		988,100
PerkinElmer	30,800		635,404
Syneron Medical Ltd.*	3,300		104,957
			5,030,947
Health Care Providers and Services 0.1%
VCA Antech*	5,800		117,305

Internet Software and Services 6.1%
Captara#	1,564,953		-
Digital River*	28,500		887,917
MarketSoft#Ø	47,991		-
S1*	87,000		601,605
Symantec*	28,200		602,352
VeriSign*	43,900		1,259,271
Yahoo!*	53,300		1,809,802
			5,160,947
IT Services 4.9%
Amdocs*	86,300		2,450,920
Fiserv*	7,500		298,387
Ness Technologies*	9,500		113,668
Tower Gate (Series E)#	1,562,608		1,268,923
			4,131,898
Media 1.0%
Comcast (Class A)*	25,000		843,000

Semiconductors and Semiconductor Equipment 9.1%
Advanced Micro Devices*	62,800		1,012,336
Analog Devices	8,200		296,348
Broadcom (Class A)*	31,900		956,841
Integrated Circuit Systems*	15,100		289,165
Intel	28,000		650,440
Lam Research*	12,700		366,586
Mattson Technology*	26,100		206,581
MEMC Electronic Materials*	246,400		3,314,080
Monolithic Power Systems*	3,200		28,256
Samsung Electronics*	1,210		598,149
			7,718,782
Systems Software 16.1%
BMC Software*	179,200		2,688,000
Check Point Software Technologies*	42,400		921,140
Citrix Systems*	83,000		1,976,645
Computer Associates International	93,200		2,525,720
Macrovision*	20,800		471,640
NFR Security#	25,246		11,613
Oracle*	122,200		1,524,445
RSA Security*	26,600		420,014
Sybase*	24,600		454,116
VERITAS Software*	110,800		2,572,222
			13,565,555
Technical Software 2.4%
Cadence Design Systems*	32,100		479,895
Magma Design Automation*Ø	43,700		514,130
Synopsys*	57,500		1,039,887
			2,033,912
Total Common Stocks			58,753,726

Convertible Preferred Stocks# 15.3%
Application Software 0.4%
Index Stock Imagery (Series A Sr.)Ø	617,046		333,205

Communications Equipment 0.0%
Calient Networks (Series A-1)	88,664		-

Health Care Equipment and Supplies 0.1%
GMP Companies (Series C)	3,765		67,657

Internet Software and Services 12.6%
Adexa (Series C)	562,080		522,734
Adexa (Series E)	340,647		252,079
Adexa (Warrants)	34,064	wts.	-
Cybertrust (Series A)	2,008,399	shs.	6,828,557
Infomediary Technology Solutions (Series A Sr.)	466,508		746
MarketSoft (Series D)Ø	1,512,334		3,100,285
			10,704,401
Semiconductors and Semiconductor Equipment 1.9%
Nextest Systems (Series B)	612,682		1,617,480

Systems Software 0.0%
Enterworks (Series B)	510,204		-

Wireless Telecommunication Services 0.3%
fusionOne (Series D)	2,006,247		220,687
Total Convertible Preferred Stocks			12,943,430

Limited Partnership# 3.2%
Multi-Sector Holdings 3.2%
Asia Internet Capital Ventures	$2,276,102		1,113,925
GrandBanks Capital Venture	1,946,777		1,583,521
Total Limited Partnerships			2,697,446

Convertible Promissory Notes# 0.0%
Internet Software and Services 0.0%
Techies.com 9%, 2/20/2006	133,333		-
Techies.com 9%, 2/20/2008	66,667		-
			-
Systems Software 0.0%
Enterworks 10%, payable on demand	62,500		-
Enterworks (Warrants)	156,250	wts.	-
			-
Total Convertible Promissory Notes			-

Repurchase Agreement 10.8%
State Street Bank & Trust, 2.4%, dated 3/31/05, maturing
4/1/05 in the amount of $9,151,610, collateralized by: $9,455,000 US
Treasury Notes 3.625%, due 7/15/06, with a fair market value
of $9,336,812	$9,151,000		9,151,000
Total Investments 98.8%			83,545,602
Other Assets Less Liabilities 1.2%			1,046,602
Net Investment Assets 100.0%			$84,592,204

_______________
*	Non-income producing security.

ADR-	American Depositary Receipts.

#
Restricted and non-income producing securities. At March 31, 2005, the Fund owned private placement investments that were purchase through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. The Fund typically will bear costs in connection with the disposition of these securities, including those involved in registration under the Securities Act of 1933, but under certain limited circumstances, such costs could be borne by the issuer. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates investments, along with their cost and values at March 31, 2005, were as follow:

Restricted Securities
Investments	Acquisition Date	Cost	Value
Common stocks:
Captara	10/13/00	$8,260,899	$—
CIENA	1/22/02	97,430	32,605
GMP Companies	8/17/00	2,090,628	970,407
MarketSoft	12/13/00	124,422	—
NFR Security	3/16/01	1,712,805	11,613
Tower Gate (Series E)	7/26/00	2,370,322	1,268,923
WaveSplitter Technologies	9/22/00	3,634,658	—
Witness Systems	7/16/01	4,098,501	2,576,788
		22,389,665	4,860,336
Convertible preferred stocks:
Adexa (Series C)	8/24/00	7,140,288	522,734
Adexa (Series E)	7/12/02	432,622	252,079
Adexa (Warrants)	7/12/02	43	—
Calient Networks (Series A-1)	12/11/00	7,213,357	—
Cybertrust (Series A)	3/19/01	7,103,586	6,828,557
Enterworks (Series B)	10/30/00	1,000,000	—
fusionOne (Series D)	9/13/00 to 10/11/00	10,893,921	220,687
GMP Companies (Series C)	6/3/02	128,010	67,657
Index Stock Imagery (Series A Sr.)	8/18/00 to 4/16/04	1,708,196	333,205
Infomediary Technology Solutions (Series A Sr.)	10/6/00	281,433	746
MarketSoft (Series D)	12/13/00	9,093,057	3,100,285
Nextest Systems (Series B)	11/27/01	1,533,946	1,617,480
		46,528,459	12,943,430

Limited partnerships:
Asia Internet Capital Ventures	8/15/00	2,279,839	1,113,925
GrandBanks Capital Venture	1/25/01 to 1/12/05	1,946,777	1,583,521
		4,226,616	2,697,446
Convertible promissory notes:
Enterworks 10%, payable on demand	5/15/01	62,500	—
Enterworks (Warrants)	5/15/01	—	—
Techies.com:
9%, due 2/20/2006	2/22/01	134,703	—
9%, due 2/20/2008	2/22/01	66,679	—
		263,882	—
Total		$73,408,622	$20,501,212

Ø
Affiliated Issuer. As defined under the Investment Company Act of 1940, as amended, affiliate issuers are those issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of the issuers during the three months ended March 31, 2005, is as follows:

Affiliate	Beginning Shares	Gross Purchases and Additions	Gross Sales and Reductions	Ending Shares	Ending Value
MarketSoft (Common Stock)	47,991	—	—	47,991	$—
MarketSoft (Series D)	1,512,334	—	—	1,512,334	3,100,285
Total					$3,100,285

There was no dividend income or realized gain (loss).

Tax Information - At March 31, 2005, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities, were as follows:

Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Depreciation
$134,903,977	$5,025,889	$56,384,264	$(51,358,375)

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the Fund's investment manager, the “Manager”), based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

The Fund owns securities of privately owned technology companies. These are referred to as venture capital companies. There can be no assurances that any of the venture capital companies in which the Fund invests will complete public offerings or be sold, or, if such events occur, with respect to the timing or values of such offerings or sales.

Venture capital investments are valued at fair value, which is cost unless the Manager determines, pursuant to the Fund’s valuation procedures, that such a valuation no longer reflects fair value. Examples of cases where cost (or a previously determined value) may no longer be appropriate include sales of similar securities of the company to the Fund or to third parties at different prices or terms, if a company is acquired by another company, if a company in which the Fund invests undertakes an initial public offering (each, a market clearing event), or if the company’s operating results vary from projected results. In such situations, the Fund’s investment is revalued in a manner that the Manager, following procedures approved by the Board, determines best reflects its fair value. In the case of a market-clearing event, the investment is valued based on the terms and conditions of the event. In the absence of a market clearing event, the valuation is determined using one of several methods including a discounted cash flow, discounted earnings or comparable revenues model using assumptions set by the Manager based on the company’s results and/or plans.

The Fund may also hold restricted securities of a class that has been sold to the public. The fair valuation of these restricted securities is often the market value of the publicly traded shares less a discount to reflect contractual or legal restrictions limiting resale.

At March 31, 2005, market quotations were not readily available for venture capital securities valued at $20,501,212 (approximately 24% of net assets). Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN NEW TECHNOLOGIES FUND II, INC.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2005

By: /S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: May 25, 2005

SELIGMAN NEW TECHNOLOGIES FUND II, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit (a)
CERTIFICATIONS

I, Brian T. Zino, certify that:

1.	I have reviewed this report on Form N-Q of Seligman New Technologies Fund II, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 25, 2005

/S/ BRIAN T. ZINO
Brian T. Zino
Principal Executive Officer

CERTIFICATIONS

I, Lawrence P. Vogel, certify that:

1.	I have reviewed this report on Form N-Q of Seligman New Technologies Fund II, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 25, 2005

/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Principal Financial Officer